STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant contributions	$ 6,936,875
Rollover contributions	412,233
Employer matching contributions	3,135,200
Total contributions	10,484,308
Investment income:
Net appreciation in fair value of investments	15,793,767
Dividends	7,227,169
Interest	403,993
Net investment income	23,424,929
Interest on notes receivable from participants	122,731
Total additions	34,031,968
DEDUCTIONS:
Benefits paid to participants	37,894,155
Administrative expenses	181,993
Total deductions	38,076,148
DECREASE IN NET ASSETS	(4,044,180)
NET ASSETS AVAILABLE FOR BENEFITS
Beginning of year	178,788,608
End of year	$ 174,744,428